5A. Net income per ordinary share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income Per Ordinary Share Tables
Weighted average number of ordinary shares for the purposes of basic net income per share	2,069,223	2,070,685	2,087,922
Effect of dilutive potential ordinary shares: Stock options	0	5,630	14,277
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,069,223	2,076,315	2,102,199